LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
Schedule of aggregate annual principal payments of long-term debt	Aggregate annual principal payments of the long-term debt as of December 31, 2012 are as follows:
	RMB	US$
Within 1 year	7,677	1,232

	7,677	1,232